BALANCE SHEET COMPONENTS (Tables)	12 Months Ended
Dec. 31, 2024
Balance Sheet Related Disclosures [Abstract]
Schedule of Cash and Cash Equivalents
A reconciliation of the Company’s cash and cash equivalents in the consolidated balance sheets to cash, cash equivalents and restricted cash in the consolidated statements of cash flows as of December 31, 2024, and 2023 is as follows:

	Year Ended December 31,
(in thousands)	2024	2023

Cash and cash equivalents	$7,826	$37,715
Restricted cash	125	500
Cash, cash equivalents and restricted cash	$7,951	$38,215

Restrictions on Cash and Cash Equivalents
A reconciliation of the Company’s cash and cash equivalents in the consolidated balance sheets to cash, cash equivalents and restricted cash in the consolidated statements of cash flows as of December 31, 2024, and 2023 is as follows:

	Year Ended December 31,
(in thousands)	2024	2023

Cash and cash equivalents	$7,826	$37,715
Restricted cash	125	500
Cash, cash equivalents and restricted cash	$7,951	$38,215

Schedule of Fair Values of Securities Investments	As of December 31, 2024, and December 31, 2023, the fair value of the Company’s securities investments was as follows:

	December 31, 2024				December 31, 2023
(in thousands)	Cash and Cash Equivalents	Short-term Investments	Investments (non-current)	Total	Cash and Cash Equivalents	Total

Level 1 Securities
Money market funds	$3,512	$—	$—	$3,512	$36,072	$36,072
Certificate of deposit	—	9,000	—	9,000	—	—
U.S. government securities	—	1,495	—	1,495	—	—
Total Level 1 Securities	3,512	10,495	—	14,007	36,072	36,072
Level 2 Securities
Corporate debt securities	649	13,736	7,459	21,844	—	—
Total Level 2 Securities	649	13,736	7,459	21,844	—	—
Total	$4,161	$24,231	$7,459	$35,851	$36,072	$36,072

Schedule of Debt Securities
The following table provides the amortized cost and estimated fair value of investments with fixed maturities as of December 31, 2024:

	December 31, 2024
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Debt Securities:
Certificate of Deposit	$9,000	$—	$—	$9,000
Corporate Debt Securities	21,853	1	(10)	21,844
U.S. Government Debt Securities	1,495	—	—	1,495
	$32,348	$1	$(10)	$32,339

Schedule of Debt Securities by Contractual Maturity
The following table provides the amortized cost and estimated fair value of investments with fixed maturities as December 31, 2024:

	December 31, 2024
(in thousands)	Amortized Cost	Estimated Fair Value

Due in one year or less	$24,885	$24,880
Due after one year through five years	7,463	7,459
Due after five years	—	—
Total	$32,348	$32,339

Schedule of Content Assets
As of December 31, 2024, and 2023, content assets, net consisted of the following:

	Year Ended December 31,
(in thousands)	2024	2023

Licensed content, net
Released, less amortization and impairment	$10,190	$8,271
Prepaid and unreleased	3,139	8,357
Total licensed content, net	13,329	16,628

Produced content, net
Released, less amortization and impairment	17,717	22,880
In production	465	5,435
Total produced content, net	18,182	28,315
Total content assets, net	$31,511	$44,943

Schedule of Amortized Licensed Content Costs and Produced Content Costs	For the years ended December 31, 2024, and 2023, content amortization was as follows:

	Year Ended December 31,
(in thousands)	2024	2023

Licensed content	$8,203	$7,250
Produced content	10,927	15,655
Total	$19,130	$22,905

Schedule of Accrued Expenses and Liabilities
Accrued expenses and other liabilities consisted of the following as of December 31, 2024, and December 31, 2023:

	Year Ended December 31,
(in thousands)	2024	2023

Accrued payroll and benefits	$2,540	$1,254
Dividends payable	1,415	—
Sales and income tax liabilities	946	1,095
Operating lease liabilities	396	365
Other	1,706	991
Total	$7,003	$3,705

Schedule of Property and Equipment
As of December 31, 2024, and 2023, property and equipment, summarized by major classifications, were as follows:

	Estimated Useful Life (in Years)	Year Ended December 31,
(in thousands)		2024	2023

Furniture and fixtures	10 to 15	$101	$101
Equipment	5	1,040	1,040
Computer and software	3 to 5	470	570
Website and application development	3	37	37
Leasehold improvements	Lesser of lease term or lives	703	703
Work-in-progress	—	77	5
Property and equipment, gross		2,428	2,456
Less accumulated depreciation and amortization		1,908	1,729
Property and equipment, net		$520	$727

Schedule of Private Placement Warrants	The fair value of the Private Placement Warrants as of December 31, 2024, and 2023, was as follows:

	Year Ended December 31,
(in thousands)	2024	2023

Level 3
Private Placement Warrants	$88	$44
Total Level 3	$88	$44